Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2014
Stock-Based Incentive Plans

9. Stock-Based Incentive Plans

The 2000 Plan became effective in August 2000. The 2006 Plan became effective in April 2006 and is the successor equity incentive program to the 2000 Plan. All shares previously reserved under the 2000 Plan and not subject to outstanding awards under the 2000 Plan are now reserved for grant under the 2006 Plan. As of December 31, 2014, the number of shares authorized for issuance under the Plans was 7,033,298, of which 3,149,324 shares remained available for grant.

Awards may be made with respect to the 2006 Plan, or may have been made with respect to both Plans, to participants under the Plans in the form of incentive and nonqualified stock options, restricted stock (or unvested stock awards), stock appreciation rights, stock awards, and performance awards. As of December 31, 2014, the company has granted stock options and unvested stock awards under the Plans. Eligible participants under the Plans include employees, directors and certain independent contractors, consultants or advisors of the Company or a related corporation. Awards made under the Plans have vesting periods that are determined at the discretion of the administrator and range from 0 to 5 years and most commonly have 10-year contractual terms or, in some cases, shorter terms designed to comply with Section 409A of the Internal Revenue Code. The exercise price of stock options granted under the Plans may not be less than 100% of the fair market value of the common stock on the date of grant, as determined by the administrator.

In addition to awards made under the Plans, on December 3, 2012, the Company granted a nonqualified option to purchase 400,000 shares of its common stock pursuant to an employment agreement entered into by the Company in connection with the hire of its president and chief executive officer. The option, which was not granted pursuant to a Plan, has similar terms to nonqualified stock options granted under the 2006 Plan.

Under ASC 718, the Company recognizes the grant date fair value of stock awards issued to employees and non-employee directors over the requisite service periods, which are typically the vesting periods. The Company uses the Black-Scholes-Merton formula to estimate the fair value of its stock options. The volatility assumption used in the Black-Scholes-Merton formula is primarily based on the Company’s implied volatility, the calculated historical volatility of twelve to sixteen benchmark companies in the Company’s industry that have been identified as comparable public entities, the Company’s historical volatility and the implied volatility of the same benchmark companies. The expected term for stock options granted during 2014, 2013 and 2012 is based on historical analysis. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table illustrates the weighted average assumptions for the Black-Scholes-Merton model used in determining the fair value of stock options granted as of the respective dates shown:

	Year Ended December 31,
	2014	2013	2012
Dividend yield	—	—	—
Risk-free interest rate	1.8%	1.1%	1.0%
Volatility	111%	82%	69%
Expected term	5.63 years	5.73 years	6.16 years

During 2013 and 2012, the Company partially accelerated the vesting of, and/or extended the permitted period for exercise for, some outstanding stock options held by several employees who departed the Company. These modifications resulted in incremental compensation cost recorded by the Company for the year ended December 31, 2013 and 2012 of $573,000 and $1,397,000, respectively.

A summary of option activity and changes during the year ended December 31, 2014 appears below.

	Shares Subject to Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2014	4,539,628	$9.93
Granted	935,368	4.68
Forfeited	(1,515,466)	9.53
Exercised	(75,556)	3.93

Outstanding at December 31, 2014	3,883,974	$8.93	5.21	$2

Vested and exercisable at December 31, 2014	2,838,812	$10.49	3.98	$1

The weighted average grant date fair value of options granted during the years ended December 31, 2014, 2013, and 2012 was $3.85, $3.38 and $2.98, respectively. The total intrinsic value of options exercised during the years ended December 31, 2014, 2013, and 2012 was $60,000, $200,000, and $472,000, respectively. During 2014 and 2013, respectively, 12,171 and 176,102 shares subject to options expired upon reaching the 10-year contractual term, and are included in the “Forfeited” amount in the table above.

A summary of the status of non-vested stock options outstanding as of December 31, 2014 and changes during the year ended December 31, 2014 appears below.

	Shares Subject to Options	Weighted Average Grant-Date Fair Value Per Share
Non-vested at January 1, 2014	1,357,654	$4.04
Granted	935,368	3.85
Vested	(721,385)	4.75
Forfeited	(526,475)	3.82

Non-vested at December 31, 2014	1,045,162	$3.50

As of December 31, 2014, there was $3,654,000 of total unrecognized compensation expense related to unvested stock options, before considering forfeitures. That cost is expected to be recorded over a weighted average period of 2.56 years. The total fair value of shares subject to stock options that vested during the years ended December 31, 2014, 2013, and 2012 was $3,427,000, $5,140,000 and $7,836,000, respectively.

The Company uses the closing price on the date of grant as the fair value of its unvested stock awards. A summary of the status of unvested stock awards as of December 31 and changes during the year ended December 31, 2014 appears below.

	Shares Subject to Options	Weighted Average Grant-Date Fair Value Per Share
Non-vested at January 1, 2014	—	$—
Granted	567,700	2.36
Vested	—	—
Forfeited	(55,000)	2.36

Non-vested at December 31, 2014	512,700	$2.36

As of December 31, 2014, there was $1,111,000 of total unrecognized compensation expense related to unvested stock awards. That cost is expected to be recorded over a weighted average period of 2.00 years. The unvested stock awards are reflected on the Company’s balance sheet as “issued” but not “outstanding” at December 31, 2014; and will become “outstanding” as they vest.

The Company had 3,883,974 and 4,539,337 shares of common stock reserved for future issuance upon the exercise of outstanding stock options at December 31, 2014 and 2013, respectively.

On January 21, 2015, the Company granted 111,025 stock options to employees. The stock options will vest over 16 quarters, beginning March 31, 2015.